Income Taxes	12 Months Ended
Jun. 30, 2022
20. Income Tax

20. Income Taxes

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (2021 - 26.5%) to the effective tax rate is as follows:

	As at	As at
	June 30,	June 30,
	2022	2021
Net income (loss) for the year before recovery of income taxes	$16,120,203	$(41,960,484)
Expected income tax (recovery) expense	4,271,860	(11,119,530)
Non-deductible expenses and other	30,060	-
Share cost of issue booked to equity	-	(30,060)
Share based compensation	102,270	992,210
Change in value of warrant liability	(5,108,610)	9,668,900
Difference in foreign tax rates	172,620	63,830
Change in tax benefits not recognized	531,800	424,650
Income tax (recovery) expense	$-	$-

Deferred Tax

The following table summarizes the components of deferred tax:

	As at	As at
	June 30,	June 30,
	2022	2021
Deferred tax assets
Canadian operating tax losses carried forward	$71,230	$54,590
Non-Canadian operating tax losses carried forward	9,210	-
Capital lease obligation	17,490	-
Royalty obligation	-	318,060
Share issuance cost	-	387,770
Subtotal of deferred tax assets	97,930	760,420
Deferred tax liabilities
Property, plant, and equipment	(26,700)	-
Royalty obligation	(71,230)	(760,420)
Subtotal of deferred tax liabilities	(97,930)	(760,420)
Net deferred tax liability	$-	$-

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Unrecognized Deferred Tax Assets

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	As at	As at
	June 30,	June 30,
	2022	2021
Canadian operating tax losses carried forward	$27,271,150	$25,041,650
Non-Canadian operating tax losses carried forward	1,506,390	1,465,890
Property, plant, and equipment	2,242,280	188,560
Share and debt issuance cost	1,088,970	-
Capital losses carried forward	54,160	53,000
Tax credits	31,550	-
Canadian resource pools – mineral properties	-	3,754,990
Unrecognized deferred tax assets	$32,194,500	$30,504,090

The Canadian Operating tax losses carried forward expire as noted in the table below. Non-Canadian operating tax losses carried forward expire between 2023 and 2027. The capital losses carried forward can be carried forward indefinitely but can only be used to reduce capital gains. Investment tax credits expire from 2026 to 2029. The remaining deductible temporary differences may be carried forward indefinitely. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the group can utilize the benefits therefrom.

The Company's Canadian operating tax losses carried forward expire as follows:

As at
June 30,
2022
2027	582,990
2028	825,960
2029	835,300
2030	1,413,130
2031	1,991,290
2032	2,545,640
2033	2,122,930
2034	2,583,920
2035	2,057,840
2036	1,480,630
2037	3,107,930
2038	941,970
2039	1,819,670
2040	1,409,880
2041	1,854,680
2042	1,697,390
27,271,150

Although NextSource redomiciled into Canada on December 27, 2017, the Company is treated as a United States corporation for United States federal income tax purposes and is subject to United States federal income tax on its worldwide income. However, for Canadian tax purposes, NextSource is treated as a Canadian resident company for Canadian income tax purposes. As a result, NextSource is subject to taxation both in Canada and the United States.